Apr. 22, 2025
Bain Capital Equity Opportunities Fund
FUND SUMMARY
Investment Objective:
The Bain Capital Equity Opportunities Fund (the “Portfolio”) seeks to provide capital appreciation over a multi-year market cycle, generally at least 3-5 years.
Fees and Expenses of the Portfolio:

This table describes the fees and expenses that you may pay if you buy, hold or sell shares of the Portfolio. These tables do not reflect any fees and expenses charged by your insurance company under your variable contract. The fee table and the example below do not reflect the fees, expenses and/or withdrawal charges imposed by the contract. If contract expenses were reflected, the fees and expenses in the table and expense example would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Bain Capital Equity Opportunities Fund		Bain Capital Equity Opportunities Fund Class 1 Shares	Bain Capital Equity Opportunities Fund Class 2 Shares
Management Fees		1.25%	1.25%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		104.22%	104.22%
Acquired Fund Fees and Expenses	[1]	0.03%	0.03%
Total Annual Fund Operating Expenses		105.50%	105.75%
Fee Waiver and/or Expense Reimbursement	[2]	(104.12%)	(104.12%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.38%	1.63%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
[2]	Bain Capital Public Equity, LP (the “Adviser”) has contractually agreed to waive its management fees and to make payments to limit Portfolio expenses, until April 30, 2026 so that the total annual operating expenses excluding (i) brokerage fees and commissions; (ii) acquired fund fees and expenses; (iii) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Portfolio officers and Trustees, contractual indemnification of Portfolio service providers (other than the Adviser)) of the Portfolio do not exceed 1.35% and 1.60% for Class 1 and Class 2 shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Portfolio in future years (within the three years after the fees have been waived or reimbursed) if such recoupment does not cause the Portfolio to exceed existing expense limitations or the limitations in place at the time the reduction was originally made. This agreement may be terminated only by the Portfolio’s Board of Trustees, on 60 days’ written notice to the Adviser.

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - Bain Capital Equity Opportunities Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Bain Capital Equity Opportunities Fund Class 1 Shares	140	5,552
Bain Capital Equity Opportunities Fund Class 2 Shares	166	5,550

Portfolio Turnover:

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal period, the portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategies:

Under normal circumstances, the Portfolio invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in equity securities, including common stock, preferred stock, convertible securities, American Depository Receipts (“ADRs”) and Global Depository Receipts (“GDRs”). This policy may be changed only after providing shareholders with 60 days’ written notice. The Portfolio invests in the common stock of domestic, foreign and emerging market companies of any market capitalization. The Portfolio intends to emphasize investments in mid-cap and lower large-cap, quality growth companies, with a focus on investments in or related to the consumer, financial, healthcare, industrial and technology, media and telecom sectors. However, the Portfolio is not restricted and may invest in companies with any market capitalization and in any industry and does not intend to concentrate its investments in any industry. The Portfolio considers emerging market equity issuers to be those located in countries represented in the MSCI Emerging Markets Index.

The Portfolio intends to focus its investments (i.e., invest a significant majority of its assets) in developed markets (e.g., United States, Canada, U.K. Europe, Japan and Asia). Under normal circumstances, the Portfolio invests its assets in equity securities in accordance with the following ranges:

Domestic	40-100%
Foreign	0-70%
Emerging Markets	0-10%

The Portfolio may experience near-term volatility in its pursuit of long-term results. For risk management, hedging and speculative purposes, the Portfolio will use foreign currency spot transactions and forwards, and call and put options on common stocks. The Portfolio may write or sell call options on common stocks it owns (“covered calls”). Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

In making investments on behalf of the Portfolio, the Portfolio’s investment adviser, Bain Capital Public Equity, LP (the “Adviser”) focuses on the following types of investment opportunities:

●	Long-Term Compounders: Companies that the Adviser believes are proven industry leaders, led by strong management teams who have created a defensible business model with sustainable pricing power.

●	Dislocated Value: Opportunistic situations where the Adviser believes the underlying business or asset might be trading below its true value.

●	Constructive Value-Add: Situations where the Adviser may proactively work as thought partner with management teams and/or the board of directors to drive change.

The Adviser’s investment process involves in-depth strategic and financial analysis, with an emphasis on the analysis of industry dynamics, competitive position and management capability and identification of operational improvements to determine the “intrinsic value” of potential investments. The Portfolio typically makes investments in stocks and at prices that the Adviser believes in its sole discretion to be below their intrinsic value based on a company’s normalized cash flow, growth potential and/or asset value. The Portfolio is allocated to long positions in stocks that the Adviser’s analysis suggests are significantly undervalued in the marketplace.

The Portfolio is “non-diversified” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which means that the Portfolio may invest in fewer securities at any one time than a diversified fund.

For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the Portfolio may hold up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the Portfolio engages in such activities, it may not achieve its investment objective.

Principal Investment Risks:

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Portfolio. The Portfolio is not intended to be a complete investment program. The principal risks of investing in the Portfolio are:

●	Equity Risk. Equity securities, such as common stocks, may decline in value because of changes in the price of a particular holding or a broad stock market decline. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a particular sector, or a particular company. The Adviser anticipates that the Portfolio will experience moderate near-term volatility in its performance.

●	Small and Mid-Capitalization Company Risk. The earnings and prospects of small and mid-sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall disproportionately relative to larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

●	Large Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

●	Foreign Risk. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

●	Foreign Currency Risk. Foreign securities and currency strategies will subject the Portfolio to currency trading risks that include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

●	Non-Diversified Fund Risk. The Portfolio is classified as non-diversified. As such, the percentage of the Portfolio’s assets invested in any single issuer or a few issuers is not limited as much as it is for a fund classified as diversified. Investing a higher percentage of its assets in any one or a few issuers could increase the Portfolio’s risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting those issuers.

●	Growth Investing Risk. Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.

●	Value Investing Risk. Value investing focuses on companies whose stocks appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Portfolio could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

●	Preferred Stock Risk. Preferred stock, which is a form of hybrid security (i.e., a security with both debt and equity characteristics), may pay fixed or adjustable rates of return. Preferred stocks are subject to issuer-specific and market risks applicable generally to equity securities, however, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks are generally payable at the discretion of the issuer’s board of directors and after the company makes required payments to holders of its debt securities. For this reason, preferred stocks are subject to greater credit, interest, and liquidation risk than debt securities, and the value of preferred stocks will usually react more strongly than debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred stocks of smaller companies may be more vulnerable to adverse developments than preferred stocks of larger companies. Preferred stocks may be less liquid than common stocks.

●	Convertible Securities Risk. The value of a convertible security, which is a form of hybrid security (i.e., a security with both debt and equity characteristics), typically increases or decreases with the price of the underlying common stock. In general, a convertible security is subject to the market risks of stocks when the underlying stock’s price is high relative to the conversion price and is subject to the market risks of debt securities when the underlying stock’s price is low relative to the conversion price. The general market risks of debt securities that are common to convertible securities include, but are not limited to, interest rate risk and credit risk -- that is, the value of convertible securities will move in the direction opposite to movements in interest rates; they are subject to the risk that the issuer will not be able to pay interest or dividends when due; and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness.

●	Options Risk. The Portfolio may lose the entire put or call option premium paid if the reference security or index does not decrease below or rise above the respective strike price before expiration. Options may not be an effective hedge because they may have imperfect correlation to the value of the Portfolio’s assets. The Portfolio receives a premium from the call options it sells but limits its opportunity to profit from an increase in the value of the underlying stock. If the underlying stock declines more that the option premium received by the Portfolio, there will be a loss on the overall position. If the Portfolio writes option spreads, which combine two or more option contracts as a single trade, the Portfolio will give up some of the opportunity to benefit from potential increases (or decreases) in the value of the underlying securities above (or below the exercise prices) of the written options.

●	ADR/GDR Risk. To the extent the Portfolio seeks exposure to foreign companies, the Portfolio’s investments may be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including ADRs and GDRs. While the use of ADRs and GDRs, which are traded on exchanges and represent ownership in foreign securities, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs and GDRs continue to be subject to certain of the risks associated with investing directly in foreign securities.

●	Emerging Markets Risk. In addition to the risks generally associated with investing in foreign securities, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

●	Hedging Risk. The Adviser may attempt to “hedge” the Portfolio’s overall investment risk with defensive positions and strategies which may limit potential gains when compared to unhedged funds. There can be no assurance that the Portfolio’s hedging strategy will reduce the risk of the Portfolio’s investments.

●	Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Portfolio invests or sells may prove to be incorrect and may not produce the desired results. The Adviser’s judgments about its ability to assist issuer management teams as a thought partner to add value, or its judgment about the management team’s willingness to engage with the Adviser or to effectively implement changes, may similarly prove to be incorrect and may not produce the desired result.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one country, region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate related events, pandemics, epidemics, terrorism, international conflicts regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as a world-wide pandemic, terrorist attacks, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Portfolio could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

●	Investments in the Media Industry Risk. The Portfolio may invest in media-related assets. Companies in the media industry may encounter distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology. Media companies are subject to risks that include cyclicality of revenues and earnings, a potential decrease in the discretionary income of targeted individuals, changing consumer tastes and interests, competition in the industry and the potential for increased state and federal regulation. Advertising spending is an important source of revenue for media companies. During economic downturns, advertising spending typically decreases and, as a result, media companies tend to generate less revenue.

●	Financial Sector Risk. Companies in the financial sector are subject to governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. Governmental regulation may change frequently, and may have adverse consequences for companies in the financial sector, including effects not intended by such regulation. The impact of recent or future regulation in various countries on any individual financial company or on the sector, as a whole, is not known.

●	Industrial Industry Risk. The Portfolio may invest in industrial-related assets. In doing so, the Portfolio is subject to risks faced by companies in the industrial economic sector, including: effects on stock prices by supply and demand both for their specific product or service and for industrial sector products in general; decline in demand for products due to rapid technological developments and frequent new product introduction; effects on securities prices and profitability from government regulation, world events and economic conditions; and risks for environmental damage and product liability claims.

●	Investments in the Information Technology Industry Risk. Securities of information technology companies may be subject to greater volatility than stocks of companies in other market sectors. Like other technology companies, information technology companies may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Information technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. A small number of companies represent a large portion of the information technology industry as a whole.

●	Investments in the Telecommunications Industry Risk. The Portfolio may make infrastructure-related investments in the telecommunications sector including sharing economy applications, vertical integration applications, and emerging internet services. Investment opportunities in the telecommunications sector are driven largely by consumer demand, technological advances, and improvements in data collection and storage. Changes in the development and proliferation of new technologies, data transmission and/or consumer demand, as well as changes in the prevailing global economy, may adversely affect the Portfolio’s ability to identify and consummate attractive infrastructure-related investments in the telecommunications sector.

●	Investments in Consumer-Related Industries Risk. Consumer-related industries are typically very competitive and are characterized by a crowded field of competitors. Although there may not be high barriers to entry, long-term market success is subject to a number of factors, many of which lie outside the control of the Portfolio. Consumer spending may be disproportionately affected by adverse economic conditions, and consumer spending patterns in the emerging economies in which the Portfolio intends to invest may be difficult to predict. In addition, investments may face competition from a number of other, more established market participants, including global companies with much greater financial, marketing, and other resources. In either case, the Portfolio’s investment results may be affected in a materially adverse manner.

●	Investments in the Healthcare, Biotechnology and Pharmaceutical Industries Risk. The biotechnology, genetic/genomic testing and cancer therapeutic fields are highly competitive. Tests and therapies that are developed are characterized by rapid technological change. Investment competitors include venture capital-funded biotechnology companies, public and private pharmaceutical companies, universities, and public and private research institutions. In recent years, there have been numerous advances in technologies relating to the diagnosis and treatment of various cancer types. A number of other companies have cancer therapies and drug candidates in various stages of pre-clinical or clinical development, some of which may be commercialized in the near future, and the success of other cancer-treating drugs may diminish the need for and marketability of treatments that may be developed. Technological advances in the biotechnology industry can render an existing product, which may account for a disproportionate share of a company’s revenue, obsolete. Such developments may result in abrupt advances and declines in the securities prices of particular companies and, in some cases, may have a broad effect on the prices of securities of companies in particular healthcare and biotechnology industries. Within the pharmaceuticals industry, the development of products generally is a costly and time-consuming process. Many highly promising products ultimately fail to prove safe and effective. Products under development and pre-clinical testing generally will require extensive clinical testing prior to application for commercial use. There can be no assurance that the research or product development efforts of the issuers in which the Portfolio invests or those of their collaborative partners will be successfully completed, that specific products can be manufactured in adequate quantities at an acceptable cost and with appropriate quality, or that such products can be successfully marketed or achieve customer acceptance.

●	Limited Operating History Risk. The Portfolio has a limited operating history. The past performance of the Portfolio or of other investment funds sponsored by the Adviser or its affiliates is not predictive of the Portfolio’s future performance. The Portfolio employs a different investment strategy from other investment funds sponsored by the Adviser or its affiliates and makes investments in a different portfolio of securities. Accordingly, the performance of other funds and investments should not be construed as a projection of the Portfolio’s future performance. The successful operation of the Portfolio is dependent upon the success of the Adviser.

Performance:

Because the Portfolio is a newly launched fund, no performance information is presented for the Portfolio at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Bain Capital Equity Opportunities Fund | Equity Risk [Member]
●	Equity Risk. Equity securities, such as common stocks, may decline in value because of changes in the price of a particular holding or a broad stock market decline. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a particular sector, or a particular company. The Adviser anticipates that the Portfolio will experience moderate near-term volatility in its performance.

Bain Capital Equity Opportunities Fund | Small And Mid Capitalization Company Risk [Member]
●	Small and Mid-Capitalization Company Risk. The earnings and prospects of small and mid-sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall disproportionately relative to larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Bain Capital Equity Opportunities Fund | Large Cap Company Risk [Member]
●	Large Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Bain Capital Equity Opportunities Fund | Foreign Risk [Member]
●	Foreign Risk. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

Bain Capital Equity Opportunities Fund | Foreign Currency Risk [Member]
●	Foreign Currency Risk. Foreign securities and currency strategies will subject the Portfolio to currency trading risks that include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

Bain Capital Equity Opportunities Fund | Risk Nondiversified Status [Member]
●	Non-Diversified Fund Risk. The Portfolio is classified as non-diversified. As such, the percentage of the Portfolio’s assets invested in any single issuer or a few issuers is not limited as much as it is for a fund classified as diversified. Investing a higher percentage of its assets in any one or a few issuers could increase the Portfolio’s risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting those issuers.

Bain Capital Equity Opportunities Fund | Growth Investing Risk [Member]
●	Growth Investing Risk. Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.

Bain Capital Equity Opportunities Fund | Value Investing Risk [Member]
●	Value Investing Risk. Value investing focuses on companies whose stocks appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Portfolio could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Bain Capital Equity Opportunities Fund | Preferred Stock Risk [Member]
●	Preferred Stock Risk. Preferred stock, which is a form of hybrid security (i.e., a security with both debt and equity characteristics), may pay fixed or adjustable rates of return. Preferred stocks are subject to issuer-specific and market risks applicable generally to equity securities, however, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks are generally payable at the discretion of the issuer’s board of directors and after the company makes required payments to holders of its debt securities. For this reason, preferred stocks are subject to greater credit, interest, and liquidation risk than debt securities, and the value of preferred stocks will usually react more strongly than debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred stocks of smaller companies may be more vulnerable to adverse developments than preferred stocks of larger companies. Preferred stocks may be less liquid than common stocks.

Bain Capital Equity Opportunities Fund | Convertible Securities Risk [Member]
●	Convertible Securities Risk. The value of a convertible security, which is a form of hybrid security (i.e., a security with both debt and equity characteristics), typically increases or decreases with the price of the underlying common stock. In general, a convertible security is subject to the market risks of stocks when the underlying stock’s price is high relative to the conversion price and is subject to the market risks of debt securities when the underlying stock’s price is low relative to the conversion price. The general market risks of debt securities that are common to convertible securities include, but are not limited to, interest rate risk and credit risk -- that is, the value of convertible securities will move in the direction opposite to movements in interest rates; they are subject to the risk that the issuer will not be able to pay interest or dividends when due; and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness.

Bain Capital Equity Opportunities Fund | Options Risk [Member]
●	Options Risk. The Portfolio may lose the entire put or call option premium paid if the reference security or index does not decrease below or rise above the respective strike price before expiration. Options may not be an effective hedge because they may have imperfect correlation to the value of the Portfolio’s assets. The Portfolio receives a premium from the call options it sells but limits its opportunity to profit from an increase in the value of the underlying stock. If the underlying stock declines more that the option premium received by the Portfolio, there will be a loss on the overall position. If the Portfolio writes option spreads, which combine two or more option contracts as a single trade, the Portfolio will give up some of the opportunity to benefit from potential increases (or decreases) in the value of the underlying securities above (or below the exercise prices) of the written options.

Bain Capital Equity Opportunities Fund | A D R G D R Risk [Member]
●	ADR/GDR Risk. To the extent the Portfolio seeks exposure to foreign companies, the Portfolio’s investments may be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including ADRs and GDRs. While the use of ADRs and GDRs, which are traded on exchanges and represent ownership in foreign securities, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs and GDRs continue to be subject to certain of the risks associated with investing directly in foreign securities.

Bain Capital Equity Opportunities Fund | Emerging Markets Risk [Member]
●	Emerging Markets Risk. In addition to the risks generally associated with investing in foreign securities, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

Bain Capital Equity Opportunities Fund | Hedging Risk [Member]
●	Hedging Risk. The Adviser may attempt to “hedge” the Portfolio’s overall investment risk with defensive positions and strategies which may limit potential gains when compared to unhedged funds. There can be no assurance that the Portfolio’s hedging strategy will reduce the risk of the Portfolio’s investments.

Bain Capital Equity Opportunities Fund | Issuer Specific Risk [Member]
●	Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Bain Capital Equity Opportunities Fund | Management Risk [Member]
●	Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Portfolio invests or sells may prove to be incorrect and may not produce the desired results. The Adviser’s judgments about its ability to assist issuer management teams as a thought partner to add value, or its judgment about the management team’s willingness to engage with the Adviser or to effectively implement changes, may similarly prove to be incorrect and may not produce the desired result.

Bain Capital Equity Opportunities Fund | Market And Geopolitical Risk [Member]
●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one country, region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate related events, pandemics, epidemics, terrorism, international conflicts regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as a world-wide pandemic, terrorist attacks, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Portfolio could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

Bain Capital Equity Opportunities Fund | Investments In The Media Industry Risk [Member]
●	Investments in the Media Industry Risk. The Portfolio may invest in media-related assets. Companies in the media industry may encounter distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology. Media companies are subject to risks that include cyclicality of revenues and earnings, a potential decrease in the discretionary income of targeted individuals, changing consumer tastes and interests, competition in the industry and the potential for increased state and federal regulation. Advertising spending is an important source of revenue for media companies. During economic downturns, advertising spending typically decreases and, as a result, media companies tend to generate less revenue.

Bain Capital Equity Opportunities Fund | Financial Sector Risk [Member]
●	Financial Sector Risk. Companies in the financial sector are subject to governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. Governmental regulation may change frequently, and may have adverse consequences for companies in the financial sector, including effects not intended by such regulation. The impact of recent or future regulation in various countries on any individual financial company or on the sector, as a whole, is not known.

Bain Capital Equity Opportunities Fund | Industrial Industry Risk [Member]
●	Industrial Industry Risk. The Portfolio may invest in industrial-related assets. In doing so, the Portfolio is subject to risks faced by companies in the industrial economic sector, including: effects on stock prices by supply and demand both for their specific product or service and for industrial sector products in general; decline in demand for products due to rapid technological developments and frequent new product introduction; effects on securities prices and profitability from government regulation, world events and economic conditions; and risks for environmental damage and product liability claims.

Bain Capital Equity Opportunities Fund | Investments In The Information Technology Industry Risk [Member]
●	Investments in the Information Technology Industry Risk. Securities of information technology companies may be subject to greater volatility than stocks of companies in other market sectors. Like other technology companies, information technology companies may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Information technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies also are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. A small number of companies represent a large portion of the information technology industry as a whole.

Bain Capital Equity Opportunities Fund | Investments In The Telecommunications Industry Risk [Member]
●	Investments in the Telecommunications Industry Risk. The Portfolio may make infrastructure-related investments in the telecommunications sector including sharing economy applications, vertical integration applications, and emerging internet services. Investment opportunities in the telecommunications sector are driven largely by consumer demand, technological advances, and improvements in data collection and storage. Changes in the development and proliferation of new technologies, data transmission and/or consumer demand, as well as changes in the prevailing global economy, may adversely affect the Portfolio’s ability to identify and consummate attractive infrastructure-related investments in the telecommunications sector.

Bain Capital Equity Opportunities Fund | Investments In Consumer Related Industries Risk [Member]
●	Investments in Consumer-Related Industries Risk. Consumer-related industries are typically very competitive and are characterized by a crowded field of competitors. Although there may not be high barriers to entry, long-term market success is subject to a number of factors, many of which lie outside the control of the Portfolio. Consumer spending may be disproportionately affected by adverse economic conditions, and consumer spending patterns in the emerging economies in which the Portfolio intends to invest may be difficult to predict. In addition, investments may face competition from a number of other, more established market participants, including global companies with much greater financial, marketing, and other resources. In either case, the Portfolio’s investment results may be affected in a materially adverse manner.

Bain Capital Equity Opportunities Fund | Investments In The Healthcare Biotechnology And Pharmaceutical Industries Risk [Member]
●	Investments in the Healthcare, Biotechnology and Pharmaceutical Industries Risk. The biotechnology, genetic/genomic testing and cancer therapeutic fields are highly competitive. Tests and therapies that are developed are characterized by rapid technological change. Investment competitors include venture capital-funded biotechnology companies, public and private pharmaceutical companies, universities, and public and private research institutions. In recent years, there have been numerous advances in technologies relating to the diagnosis and treatment of various cancer types. A number of other companies have cancer therapies and drug candidates in various stages of pre-clinical or clinical development, some of which may be commercialized in the near future, and the success of other cancer-treating drugs may diminish the need for and marketability of treatments that may be developed. Technological advances in the biotechnology industry can render an existing product, which may account for a disproportionate share of a company’s revenue, obsolete. Such developments may result in abrupt advances and declines in the securities prices of particular companies and, in some cases, may have a broad effect on the prices of securities of companies in particular healthcare and biotechnology industries. Within the pharmaceuticals industry, the development of products generally is a costly and time-consuming process. Many highly promising products ultimately fail to prove safe and effective. Products under development and pre-clinical testing generally will require extensive clinical testing prior to application for commercial use. There can be no assurance that the research or product development efforts of the issuers in which the Portfolio invests or those of their collaborative partners will be successfully completed, that specific products can be manufactured in adequate quantities at an acceptable cost and with appropriate quality, or that such products can be successfully marketed or achieve customer acceptance.

Bain Capital Equity Opportunities Fund | Limited Operating History Risk [Member]
●	Limited Operating History Risk. The Portfolio has a limited operating history. The past performance of the Portfolio or of other investment funds sponsored by the Adviser or its affiliates is not predictive of the Portfolio’s future performance. The Portfolio employs a different investment strategy from other investment funds sponsored by the Adviser or its affiliates and makes investments in a different portfolio of securities. Accordingly, the performance of other funds and investments should not be construed as a projection of the Portfolio’s future performance. The successful operation of the Portfolio is dependent upon the success of the Adviser.